Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payments Expense
Share-based payments expense consists of:

	December 31, 2019	December 31, 2018

Share options	$3,128	$3,392
Restricted share units with no performance criteria	1,600	1,425
Restricted share units with performance criteria	1,195	175
Deferred units	2,209	(277)
Performance share units	2,264	2,274
	$10,396	$6,989

Summary of Movements in Number of Share Options Outstanding and Weighted Average Exercise Prices
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2019		2018
	Weighted average exercise price Cdn$	Number of options	Weighted average exercise price Cdn$	Number of options
At January 1,	$22.56	5,591,228	$30.18	5,944,510
Granted	5.98	2,387,256	6.20	1,078,797
Exercised	6.20	(56,644)	—	—
Expired	38.96	(697,322)	51.46	(870,904)
Forfeited	21.48	(1,510,027)	26.99	(561,175)
At December 31,	$14.08	5,714,491	$22.56	5,591,228

Summary of Range of Exercise Prices of Outstanding Share Options
Options outstanding are as follows:

	December 31, 2019			December 31, 2019
	Total options outstanding			Exercisable options
Range of exercise price Cdn$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price Cdn$	Shares	Weighted average exercise price Cdn$

$5.00 to $5.99	2,097,795	4.2	$5.68	—	—
$6.00 to $6.99	818,003	3.3	6.20	250,703	6.20
$10.00 to $10.99	152,941	4.9	10.40	—	—
$16.00 to $16.99	986,984	1.1	16.10	986,984	16.10
$21.00 to $21.99	20,000	1.8	21.15	13,333	21.15
$22.00 to $22.99	668,396	2.1	22.00	499,293	22.00
$23.00 to $23.99	151,933	2.2	23.18	101,287	23.18
$29.00 to $29.99	2,449	1.4	29.55	2,449	29.55
$33.00 to $33.99	795,990	0.1	33.35	795,990	33.35
$35.00 to $35.99	20,000	—	35.40	20,000	35.40

	5,714,491	2.6	$14.08	2,670,039	$21.87

Summary of Assumptions Used to Estimate the Fair Value of Options Granted
The assumptions used to estimate the fair value of options granted during the years ended December 31, 2019 and 2018 were:

	2019	2018
Risk-free interest rate (range) (%)	1.34 – 1.80	1.80 – 2.20
Expected volatility (range) (%)	59 – 63	58 – 64
Expected life (range) (years)	1.98 – 3.98	1.79 – 3.79
Expected dividends (Cdn$)	—	—

Summary of Status and Movements in RSUs and PSUs
A summary of the status of the RSUs with no performance criteria and changes during the year ended December 31, 2019 is as follows:

	2019	2018
At January 1,	333,119	341,198
Granted	391,092	214,859
Redeemed	(137,594)	(181,491)
Forfeited	(50,287)	(41,447)
At December 31,	536,330	333,119
A summary of the status of the RSUs with performance criteria and changes during the year ended December 31, 2019 is as follows:

	2019	2018
At January 1,	152,927	—
Granted	412,473	167,976
Forfeited	(107,902)	(15,049)
At December 31,	457,498	152,927
Movements in the PSUs during the year ended December 31, 2019 are as follows:

	2019	2018
At January 1,	484,899	381,293
Granted	264,083	261,522
Expired	(129,109)	(118,605)
Forfeited	(8,988)	(39,311)
At December 31,	610,885	484,899